JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.2%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.	101,309	13,142,816
TransDigm Group, Inc.	16,623	22,994,430
		36,137,246
Automobiles — 2.4%
Tesla, Inc. *	449,692	116,542,179
Beverages — 1.0%
Coca-Cola Co. (The)	598,701	42,878,965
Monster Beverage Corp. *	57,425	3,360,511
		46,239,476
Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc. *	62,000	16,741,240
Gilead Sciences, Inc.	68,239	7,646,180
Insmed, Inc. *	184,417	14,069,173
Natera, Inc. *	212,351	30,028,555
		68,485,148
Broadline Retail — 7.3%
Alibaba Group Holding Ltd., ADR (China)	187,727	24,823,141
Amazon.com, Inc. *	1,598,766	304,181,219
MercadoLibre, Inc. (Brazil) *	9,921	19,354,582
		348,358,942
Building Products — 0.5%
Trane Technologies plc	72,853	24,545,633
Capital Markets — 4.2%
Blackstone, Inc.	330,801	46,239,364
Goldman Sachs Group, Inc. (The)	88,723	48,468,488
Interactive Brokers Group, Inc., Class A	121,184	20,066,859
Intercontinental Exchange, Inc.	31,856	5,495,160
KKR & Co., Inc.	326,553	37,752,792
Moody's Corp.	56,412	26,270,504
Robinhood Markets, Inc., Class A *	140,589	5,851,314
Tradeweb Markets, Inc., Class A	70,041	10,398,287
		200,542,768
Commercial Services & Supplies — 0.5%
Copart, Inc. *	407,322	23,050,352
Communications Equipment — 0.6%
Arista Networks, Inc. *	371,346	28,771,888
Construction & Engineering — 0.7%
Quanta Services, Inc.	130,193	33,092,457
Construction Materials — 0.2%
Eagle Materials, Inc.	51,028	11,324,644

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	26,122	11,337,993
Walmart, Inc.	477,492	41,919,022
		53,257,015
Distributors — 0.2%
Pool Corp.	29,438	9,371,587
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	69,748	8,860,786
Electrical Equipment — 1.1%
AMETEK, Inc.	121,858	20,976,636
Eaton Corp. plc	25,114	6,826,739
GE Vernova, Inc.	35,437	10,818,207
Vertiv Holdings Co., Class A	173,178	12,503,452
		51,125,034
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	155,286	10,185,209
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	699,279	22,160,151
Entertainment — 4.2%
Netflix, Inc. *	140,066	130,615,747
Spotify Technology SA *	97,761	53,771,483
Take-Two Interactive Software, Inc. *	90,920	18,843,170
		203,230,400
Financial Services — 6.0%
Berkshire Hathaway, Inc., Class B *	69,627	37,081,948
Block, Inc. *	19,885	1,080,352
Fiserv, Inc. *	115,425	25,489,303
Mastercard, Inc., Class A	288,933	158,369,956
PayPal Holdings, Inc. *	13,919	908,215
Visa, Inc., Class A	179,612	62,946,821
		285,876,595
Ground Transportation — 1.7%
JB Hunt Transport Services, Inc.	105,735	15,643,493
Saia, Inc. *	27,679	9,671,873
Uber Technologies, Inc. *	393,965	28,704,290
Union Pacific Corp.	114,010	26,933,722
		80,953,378
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	346,688	45,988,163
Cooper Cos., Inc. (The) *	168,578	14,219,554
Edwards Lifesciences Corp. *	83,310	6,038,309
Intuitive Surgical, Inc. *	132,520	65,633,181
		131,879,207
Health Care Providers & Services — 0.9%
McKesson Corp.	67,140	45,184,548

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.2%
Airbnb, Inc., Class A *	9,545	1,140,246
Booking Holdings, Inc.	11,156	51,394,688
Chipotle Mexican Grill, Inc. *	70,515	3,540,558
DoorDash, Inc., Class A *	313,220	57,247,219
Flutter Entertainment plc (United Kingdom) *	39,137	8,670,802
Hilton Worldwide Holdings, Inc.	58,813	13,382,898
McDonald's Corp.	97,376	30,417,341
Starbucks Corp.	383,161	37,584,263
		203,378,015
Household Durables — 0.8%
DR Horton, Inc.	189,375	24,075,244
Garmin Ltd.	76,018	16,505,788
		40,581,032
Industrial Conglomerates — 1.1%
3M Co.	367,074	53,908,488
Insurance — 0.6%
Progressive Corp. (The)	104,042	29,444,926
Interactive Media & Services — 10.1%
Alphabet, Inc., Class C	1,270,611	198,507,556
Meta Platforms, Inc., Class A	498,616	287,382,318
		485,889,874
IT Services — 2.3%
International Business Machines Corp.	178,899	44,485,025
MongoDB, Inc. *	44,916	7,878,266
Shopify, Inc., Class A (Canada) *	311,842	29,774,674
Snowflake, Inc., Class A *	126,941	18,553,697
Twilio, Inc., Class A *	79,239	7,758,291
		108,449,953
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	39,789	7,014,801
Mettler-Toledo International, Inc. *	7,010	8,278,179
Thermo Fisher Scientific, Inc.	44,516	22,151,161
		37,444,141
Machinery — 0.7%
Ingersoll Rand, Inc.	188,642	15,097,019
ITT, Inc.	156,295	20,187,062
		35,284,081
Media — 0.1%
Trade Desk, Inc. (The), Class A *	86,671	4,742,637
Metals & Mining — 0.0% ^
Freeport-McMoRan, Inc.	44,228	1,674,472
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Energy, Inc.	81,110	18,768,854

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
ConocoPhillips	66,136	6,945,603
EOG Resources, Inc.	145,958	18,717,654
		44,432,111
Personal Care Products — 0.1%
elf Beauty, Inc. *	102,835	6,457,010
Pharmaceuticals — 3.0%
Eli Lilly & Co.	131,010	108,202,469
Johnson & Johnson	209,771	34,788,423
		142,990,892
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	70,103	7,331,372
Semiconductors & Semiconductor Equipment — 10.6%
ASML Holding NV (Registered), NYRS (Netherlands)	1,923	1,274,237
Broadcom, Inc.	754,083	126,256,117
Entegris, Inc.	155,711	13,621,598
Lam Research Corp.	123,498	8,978,305
NVIDIA Corp.	2,892,474	313,486,332
ON Semiconductor Corp. *	227,193	9,244,483
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	165,451	27,464,866
Teradyne, Inc.	110,166	9,099,712
		509,425,650
Software — 13.9%
Adobe, Inc. *	1,756	673,479
AppLovin Corp., Class A *	67,574	17,905,083
Atlassian Corp., Class A *	95,912	20,353,485
Crowdstrike Holdings, Inc., Class A *	55,282	19,491,328
Fair Isaac Corp. *	5,813	10,720,102
HubSpot, Inc. *	55,874	31,920,257
Intuit, Inc.	97,096	59,615,973
Microsoft Corp.	886,345	332,725,050
Oracle Corp.	287,500	40,195,375
Palo Alto Networks, Inc. *	256,857	43,830,078
Salesforce, Inc.	105,877	28,413,152
ServiceNow, Inc. *	53,165	42,326,783
Synopsys, Inc. *	49,495	21,225,931
		669,396,076
Specialty Retail — 2.1%
AutoZone, Inc. *	11,948	45,555,095
Home Depot, Inc. (The)	74,142	27,172,302
TJX Cos., Inc. (The)	248,671	30,288,128
		103,015,525
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	1,364,999	303,207,228

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.6%
Philip Morris International, Inc.	171,204	27,175,211
Trading Companies & Distributors — 0.4%
Air Lease Corp.	162,653	7,857,766
WW Grainger, Inc.	9,649	9,531,572
		17,389,338
Total Common Stocks (Cost $4,730,570,035)		4,670,792,675
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $133,282,963)	133,282,963	133,282,963
Total Investments — 100.0% (Cost $4,863,852,998)		4,804,075,638
Liabilities in Excess of Other Assets — (0.0)% ^		(235,692)
NET ASSETS — 100.0%		4,803,839,946

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,804,075,638	$—	$—	$4,804,075,638

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	$50,270,146	$277,362,325	$194,349,508	$—	$—	$133,282,963	133,282,963	$3,788,374	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.